Deferred income (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Deferred Income, Amortization [Table Text Block]
	RMB’000	US$’000

2013	1,981	318
2014	1,981	318
2015	1,044	168
2016	374	60
2017 and thereafter	9,205	1,477

Total	14,585	2,341

Schedule of Total Grant Income [Table Text Block]
	Year ended December 31,
	2010	2011	2012	2012
	RMB’000	RMB’000	RMB’000	US$’000

R&D activities support	882	211	524	84
Amortization of deferred income	374	1,374	374	60
Total grant income	1,256	1,585	898	144